CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	27,284,633	23,689,135	15,982,472
Common stock, shares outstanding	27,198,136	23,602,638	15,895,975
Treasury stock	86,497	86,497	86,497